Financial Assets At Fair Value Through Profit Or Loss And Stock Loan (Tables)	12 Months Ended
Dec. 31, 2019
Financial Assets At Fair Value Through Profit or Loss And Stock Loan [Abstract]
Summary of financial assets at fair value through profit or loss and stock loan

	December 31,
	2018	2019
	HK$	HK$
Financial assets at fair value through profit or loss	1,953,078,309	1,572,697,716
Stock loan	1,535,679,600	1,200,980,200

	3,488,757,909	2,773,677,916

Listed equity shares, at quoted price
—Investment A	3,134,040,000	2,450,980,000
—Investment B	73,476,000	—

Total listed equity shares, at quoted price	3,207,516,000	2,450,980,000

Unlisted debt securities
—Investment C	78,316,000	—

Unlisted equity shares
—Investment C	—	77,023,394
—Investment D	47,417,581	47,149,360
—Investment E	155,508,328	198,525,162

Total unlisted equity shares	202,925,909	322,697,916

	3,488,757,909	2,773,677,916